ORGANIZATION AND OPERATION (Details Textual)	Sep. 30, 2015 Number	Dec. 31, 2014 Number	Dec. 31, 2013 Number	Dec. 31, 2012 Number
Number of Real Estate Properties	473	395	159	5
Wholly Owned Properties [Member]
Number of Real Estate Properties		395